Restructuring - Narrative (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Restructuring and Related Activities [Abstract]
Restructuring costs	$ 0	$ 1,400,000	$ 1,200,000